Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		$ 1,221,496	$ 16,502,294
Gross amounts offset in the Statement of Financial Condition		(1,093,285)	(5,033,571)
Net amounts of liabilities presented in the Statement of Financial Condition		128,211	11,468,723
Financial Instruments
Collateral Pledged		(128,211)	(10,070,923)
Net Amount			1,397,800
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			5,030,134
Financial Instruments
Collateral Pledged			(5,030,134)
Net Amount
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			1,084,038
Financial Instruments
Collateral Pledged
Net Amount			1,084,038
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		$ 128,211	313,762
Financial Instruments
Collateral Pledged		(128,211)
Net Amount			313,762
Counterparty I [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			5,040,789
Financial Instruments
Collateral Pledged			(5,040,789)
Net Amount
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			11,852,144
Gross amounts offset in the Statement of Financial Condition			(1,781,221)
Net amounts of liabilities presented in the Statement of Financial Condition			10,070,923
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			5,409,073
Gross amounts offset in the Statement of Financial Condition			(378,939)
Net amounts of liabilities presented in the Statement of Financial Condition			5,030,134
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			6,443,071
Gross amounts offset in the Statement of Financial Condition			(1,402,282)
Net amounts of liabilities presented in the Statement of Financial Condition			5,040,789
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			4,650,150
Gross amounts offset in the Statement of Financial Condition			(3,252,350)
Net amounts of liabilities presented in the Statement of Financial Condition			1,397,800
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			2,882,016
Gross amounts offset in the Statement of Financial Condition			(1,797,978)
Net amounts of liabilities presented in the Statement of Financial Condition			1,084,038
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		1,221,496	1,768,134
Gross amounts offset in the Statement of Financial Condition		(1,093,285)	(1,454,372)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 128,211	$ 313,762